Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Derivative Asset, Current	$ 1,996	$ 0
Derivative Asset, Noncurrent	6,913	0
LIABILITIES
Derivatives, current liability portion	743	1,939
Derivatives, non-current liability portion	0	2,265
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
ASSETS
Total	7,312	0
LIABILITIES
Total	443	3,992
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	549
Derivative Asset, Noncurrent	6,763
LIABILITIES
Derivatives, current liability portion	443	1,727
Derivatives, non-current liability portion	$ 0	$ 2,265